SHAREHOLDERS' EQUITY AND SHARE OWNERSHIP AND RIGHTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SHAREHOLDERS' EQUITY
Schedule of warrant activities

		Weighted
	ADSs	Average
	Underlying	Exercise Price
	Warrants	Per ADS
Outstanding at December 31, 2022	280,735	$24.71	*
Granted Warrants	583,333	12.00
Granted Pre-Funded Warrants	170,833	—
Exercised Pre-Funded Warrants	(170,833)	—
Outstanding and exercisable at September 30, 2023	864,068	$16.13
*	Includes the reduction of the exercise price from $60.00 per ADS to $13.20 per ADS for Common Warrants issued in the August Offering to investors who participated in both the Company’s August Offering and February Offering, see above.

		Weighted
	ADSs	Average
	Underlying	Exercise Price
	Warrants	Per Share
Outstanding at December 31, 2020	8,991	$683.04	*
Granted	2,449	597.00	*
Outstanding at December 31, 2021	11,440	$664.68	*
Granted	448,779	134.52	**
Terminated	(19,362)	597.00	*
Exercised – Cashless and Pre Funded Warrants	(160,122)	—
Outstanding and exercisable at December 31, 2022	280,735	$64.20	**
*	Note that the exercise price of certain warrants was reduced from $597 to $0 on July 14, 2022 and to refer to Note 5
**	Note that the exercise price of certain warrants were reduced from $60.00 to $13.20 on February 24, 2023 and refer to Note 18